EARNINGS PER COMMON SHARE COMPUTATION	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE COMPUTATION
EARNINGS PER COMMON SHARE COMPUTATION
Detail supporting the computation of basic and diluted earnings per common share was as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
	(dollars in millions, except per common share results, number of shares/options in thousands)
Net income available for common stockholders	$1,147	$1,231	$1,222
Weighted-average outstanding shares of common stock used to compute basic earnings per common share	154,187	157,503	161,484
Dilutive effect of:
Employee stock options	230	322	576
Restricted stock	1,457	1,326	1,397
Shares used to compute diluted earnings per common share	155,874	159,151	163,457
Basic earnings per common share	$7.44	$7.81	$7.56
Diluted earnings per common share	$7.36	$7.73	$7.47
Number of antidilutive stock options and restricted stock awards excluded from computation	320	704	754